Description of Business and Summary of Significant Accounting Policies	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business and Summary of Significant Accounting Policies
1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Hippo Holdings Inc. (f/k/a Hippo Enterprises Inc.) was originally incorporated under the name Reinvent Technology Partners Z (“RTPZ”) as a blank check company incorporated, a Cayman Islands exempted company, on October 2, 2020 for the purpose of effecting a merger, capital stock-exchange, asset acquisition, share purchase, reorganization, or similar business combination. On August 2, 2021, RTPZ domesticated as a Delaware corporation (the “Domestication”) and consummated the merger of RTPZ Merger Sub Inc. (“Merger Sub”), a Delaware corporation and subsidiary of RTPZ, with and into Hippo Enterprises Inc. (“Hippo”), a Delaware corporation (the “First Merger”), with Hippo surviving the Merger as a wholly owned subsidiary of Hippo Holdings, and, immediately following the First Merger, the merger of Hippo (as the surviving corporation of the First Merger) with and into Hippo Holdings, with Hippo Holdings surviving (the “Second Merger” and, together with the First Merger, the “Mergers”), in each case pursuant to the terms of the Agreement and Plan of Merger, dated as of March 3, 2021, by and among RTPZ, Merger Sub and Hippo.
Hippo Enterprises Inc., the holding company, was incorporated in January 2019 in Delaware (together with its subsidiaries, the “Company”, “Hippo”, “we”, “us”, or “our”). On October 3, 2019, the Company completed a corporate re-organization
(a common control transaction) to improve its overall corporate structure, in which it brought under its control Hippo Analytics Inc., which was incorporated in October 2015 in Delaware, along with Hippo Analytics Inc.’s other subsidiaries.
The Company provides property insurance brokerage services and underwrites insurance policies for customers. The Company’s subsidiaries are licensed insurance companies and agencies including a licensed insurance program manager, producers, and insurance carriers. The Company distributes insurance products and services (e.g., claims processing) through its innovative technology platform aiming to provide the best offering in market coverage and pricing. The Company offers its policies direct-to-consumer,
or through licensed insurance agents. The insurance products offered through Hippo Analytics Inc. primarily include homeowners’ insurance against risks of fire, wind, and theft. The Company is licensed as an insurance agency in 50 states and the District of Columbia and currently underwrites and distributes policies in 36 states as a managing general agent. The Company’s headquarters are located in Palo Alto, California.
In August 2020, the Company acquired its largest insurance carrier partner, Spinnaker Insurance Company (“Spinnaker”). Spinnaker writes commercial and personal lines products and is a licensed property casualty carrier in all 50 states and the District of Columbia. Beginning in September 2020, in connection with the acquisition of Spinnaker, the Company also retains portions of direct insurance risk for programs underwritten by third parties. The amount of risk retention is varied across the different programs. In January 2020, the Company began assuming insurance risk of policies underwritten by Hippo through a wholly owned Cayman domiciled insurance captive, RH Solutions Insurance Ltd. (“RHS”).
Basis of Presentation and Consolidation
The accompanying interim consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistent in all material respects with those applied in the Company’s financial statements for the year ended December 31, 2020 included in Reinvent Technology Partners Z prospectus on Form
S-4/A
filed with the Securities and Exchange Commission (the “SEC”) on May 11, 2021. All intercompany transactions have been eliminated in consolidation. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances.

The interim financial information is unaudited, but reflects all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. Interim results are not necessarily indicative of the results for a full year.
Reclassifications
Certain amounts in the prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no effect on previously reported revenue, expenses, net loss or the consolidate balance sheets.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, loss and loss adjustment expense (“LAE”) reserves, provision for commission slide and cancellations, reinsurance recoverable on paid and unpaid losses and LAE, the fair values of investments, common stock, share-based awards, preferred stock warrant liabilities, contingent consideration liabilities, embedded derivative liabilities, acquired intangible assets and goodwill, deferred tax assets and uncertain tax positions, and revenue recognition. The Company evaluates these estimates on an ongoing basis. These estimates are informed by experience and other assumptions that the Company believes are reasonable under the circumstances. Actual results may differ significantly from these estimates.
Recent Accounting Pronouncements
Emerging Growth Company
The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, and is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging
growth companies or (ii) within the same time periods as private companies.
In certain cases, as indicated below, management has exercised the opt out election when it determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.
Accounting Pronouncements Recently Adopted
Internal-Use
Software
In August 2018, the FASB issued ASU No.
2018-15,
 Intangibles — Goodwill and Other — Internal Use
 Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC
350-40.
ASU
2018-15 is
effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted this new guidance on a prospective basis on January 1, 2021. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No.
2016-02,
 Leases (Topic 842)
(“ASU
2016-02”)
.
 Lessees will be required to recognize a
right-of-use
asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease). The liability will be equal to the present value of future lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, a dual model was retained, requiring leases to be classified as either operating or finance leases. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). This ASU is effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods beginning after December 15, 2022. The adoption of the new standard is expected to result in the recognition of lease liabilities and right-of-use assets as of January 1, 2022. The Company is evaluating the potential impact of this pronouncement.
In June 2016, the FASB issued ASU No.
2016-13,
 Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for fiscal years, and for interim periods within the fiscal years, beginning after December 15, 2022. The Company is currently evaluating the impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU No.
2019-12,
 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. ASU
2019-12 removes
certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. This ASU will be effective for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2020. ASU
2019-12
will be effective for private entities for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2020, with early adoption permitted. The Company expects to adopt ASU
2019-12
under the private company transition guidance beginning January 1, 2022 and does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact on the consolidated financial statements.

1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Hippo Enterprises Inc., the holding company, was incorporated in January 2019 in Delaware (together with its subsidiaries, the “Company”). On October 3, 2019, the Company completed a corporate re-organization
(a common control transaction) to improve its overall corporate structure, in which it brought under its control Hippo Analytics Inc., which was incorporated in October 2015 in Delaware, along with Hippo Analytics Inc.’s other subsidiaries.
Results of operations for 2019 comprise those of the previously separate entities (the Company and Hippo Analytics Inc. and subsidiaries) combined from the beginning of the period to October 2019 (the date the transaction was completed) and those of the combined operations from October to the end of the period. By eliminating the effects of intra-entity transaction in determining the results of operations for the period before the combination, these results are substantially the same as the results of operations for the period after the date of combination. The Company is headquartered in Palo Alto, California, with its insurance operations headquartered in Austin, Texas. The Company’s goal is to make homes safer and better protected so customers spend less time worrying about the burdens of homeownership and more time enjoying their lives within their homes. Harnessing real-time data, smart home technology, and a growing suite of home services, thereby create a vertically integrated home protection platform.
In January 2020, the Company began assuming insurance risk of policies underwritten by Hippo through a wholly owned Cayman domiciled insurance captive, RH Solutions Ltd. (“RHS”). In August 2020, the Company acquired its largest insurance carrier partner, Spinnaker Insurance Company (“Spinnaker”). Beginning in September, in connection with the acquisition of Spinnaker, the Company also retains portions of direct insurance risk for programs underwritten by third parties. The amount of risk retention is varied across the different programs. The Company retained an average of 10% risk across all programs.
The Company provides personal property insurance brokerage services and underwrites insurance policies. The Company’s subsidiaries are licensed insurance companies and agencies including a licensed insurance program manager, producers, and insurance carriers. As of March 31, 2021, the Company was licensed as an insurance agency in 50 states and the District of Columbia and currently underwrites and distributes policies in 34 states as a managing general agent, and Spinnaker writes commercial and personal lines products and is a licensed property casualty carrier in all 50 states and the District of Columbia. The Company distributes insurance products and services (e.g., claims processing) through its innovative technology platform. The Company offers its policies online, over the phone, or through licensed insurance agents. The insurance products offered through Hippo Analytics Inc. primarily include homeowners’ insurance against risks of fire, wind, and theft.
Basis of Presentation and Consolidation
The consolidated financial statements and accompanying notes of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
The Company assesses whether they are the primary beneficiary of a variable interest entity (“VIE”) at the inception of the arrangement and at each reporting date. If the Company is the primary beneficiary, the Company consolidates the VIE and records noncontrolling interest in consolidated financial statements to recognize the minority ownership interest. If the Company is not the primary beneficiary of a VIE, the Company accounts for the investment or other variable interests in a VIE applicable U.S. GAAP.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, loss and loss adjustment expense (“LAE”) reserves, provision for commission, reinsurance recoverable on paid and unpaid losses and LAE, the fair values of investments, common stock, share-based awards, preferred stock warrant liabilities, contingent consideration liabilities, embedded derivative liabilities, acquired intangible assets and goodwill, deferred tax assets and uncertain tax positions, and revenue recognition. The Company evaluates these estimates on an ongoing basis. These estimates are informed by experience and other assumptions that the Company believes are reasonable under the circumstances. Actual results may differ significantly from these estimates.
Segment Information
The Company’s chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has a single operating and reportable segment structure. All the Company’s long-lived assets are in the United States.
Cash, Cash Equivalents, and Restricted Cash
Cash consists of cash on deposit. The Company considers all highly liquid securities readily convertible to cash, that mature within three months or less from the original date of purchase to be cash equivalents. The Company’s restricted cash relates to cash restricted to support issued letter of credits and collateral to insurers. The Company’s restricted cash also includes fiduciary assets.
Fiduciary Assets and Liabilities
In its capacity as an insurance agent and broker, the Company collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. The Company also processes claims on behalf of insurers and collects claims from insurers on behalf of insureds. Premiums collected from insureds but not yet remitted to insurance companies and claims collected from insurance companies but not yet remitted to insureds are fiduciary assets. Fiduciary assets are recorded within restricted cash in the Company’s consolidated balance sheets. Unremitted insurance premiums and claims are held in a fiduciary capacity and the obligation to remit these funds is recorded as fiduciary liabilities in the consolidated balance sheets.
Investments
The Company has categorized its investment portfolio as
available-for-sale
and has reported the portfolio at fair value, adjusted for other-than-temporary declines in fair value, with unrealized gains and losses, net of tax, reported as an amount in other comprehensive loss. Fair values are based on quoted market prices or dealer quotes, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities. Amortization of premium and accretion of discount are computed using the scientific method (constant yield to worst). Realized gains and losses are determined using specific identification method and included in the determination of income. Net investment income includes interest and dividend income, amortization and accretion of investment premiums and discounts, respectively, realized gains and losses on sales of securities, and other-than-temporary declines in the fair value of securities, if any. The cost of securities sold is based on the specific identification method.
The Company regularly reviews all the investments for other-than-temporary declines in fair value. The review includes the consideration of the cause of the impairment, including the creditworthiness of the security issuers, the number of securities in an unrealized loss position, the severity and duration of the unrealized losses, whether the Company has the intent to sell the securities, and whether it is more likely than not the Company will be required to sell the securities before the recovery of their amortized cost basis. When the Company determines that the decline in fair value of an investment is below the accounting basis and the decline is other-than-temporary, it reduces the carrying value of the security and records a loss for the amount of such decline in net investment income in the consolidated statements of operations and comprehensive loss.
Fair Value of Financial Instruments
The Company applies fair value accounting for all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions, and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that are publicly accessible at the measurement date.

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The Company’s financial instruments include cash equivalents, restricted cash, fixed maturities, short-term investments, accounts receivable, accounts payable, assumed and ceded reinsurance contracts and preferred stock warrants. Cash equivalents and restricted cash are principally stated at amortized cost, which approximates their fair value. Short-term investments and preferred stock warrants are reported at fair value. The recorded carrying amount of accounts receivable, assumed and ceded reinsurance contracts, and accounts payable approximates their fair value due to their short-term nature.
Concentration of Credit Risks
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily comprised of cash and cash equivalents, short-term investments, fixed maturities available-for-sale,
and reinsurance recoverables. Cash deposits may, at times, exceed amounts insured by the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation. However, its exposure to credit risk in the event of default by the financial institutions is limited to the extent of amounts recorded on the balance sheet. The Company performs evaluations of the relative credit standing of these financial institutions to limit the amount of credit exposure. The Company has not experienced any losses on its deposits of cash and cash equivalents to date. The Company limits its exposure to credit losses by investing in money market funds, U.S. government securities, or securities with average credit quality of
AA-
or better. Premium receivables are a mix of receivables due from policyholders, agents, and program administrators. The Company has no significant off-balance-sheet
concentration of credit risks such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.
The Company enters into quota share and excess of loss contracts which may be susceptible to catastrophe exposure. The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk and, in certain circumstances, holds substantial collateral (in the form of funds withheld and letters of credit) as security under the reinsurance agreements.
Accounts Receivable
Accounts receivable consists of premium receivables and commission receivables and is reported net of an allowance for premium amounts or estimated uncollectible commission. Such allowance is based upon an ongoing review of amounts outstanding, length of collection periods, the creditworthiness of the insured and other relevant factors. Amounts deemed to be uncollectible are written off against the allowance. At December 31, 2020 and 2019, the Company has established an allowance of $0.5 million and $0.0 million, respectively. Write-offs of receivables have not been material to the Company during the years ended December 31, 2020 and 2019.
Reinsurance
Reinsurance recoverable, including amounts related to incurred but not reported claims (“IBNR”), represent paid losses and LAE and reserves for unpaid losses and LAE ceded to reinsurers that are subject to reimbursement under reinsurance treaties. To minimize exposure to losses related to a reinsurer’s inability to pay, the financial condition of such reinsurer is evaluated initially upon placement of the reinsurance and periodically thereafter. In addition to considering the financial condition of a reinsurer, the collectability of the reinsurance recoverable is evaluated based upon a number of other factors. Such factors include the amounts outstanding, length of collection periods, disputes, any collateral or letters of credit held and other relevant factors. To the extent that an allowance for uncollectible reinsurance recoverable is established, amounts deemed to be uncollectible would be written off against the allowance for estimated uncollectible reinsurance recoverable. The Company currently has no allowance for uncollectible reinsurance recoverable.
Ceded premium written is recorded in accordance with the applicable terms of the reinsurance contracts and ceded premium earned is charged against revenue over the period of the reinsurance contracts. Ceded losses incurred reduce net loss and LAE incurred over the applicable periods of the reinsurance contracts with third-party reinsurers.
Amounts recoverable from reinsurers are estimated in a manner consistent with the liability associated with the reinsured business and consistent with the terms of the underlying contract.
Deferred Policy Acquisition Costs, net of Ceding Commissions
Incremental direct costs of acquiring insurance contracts and certain costs related directly to the acquisition process are deferred and amortized over the term of the policies or reinsurance treaties to which they relate. Those costs include commissions, premium taxes, and board and bureau fees. Ceding commissions relating to reinsurance agreements are recorded as a reimbursement for both deferrable and non-deferrable
acquisition costs. The portion of the ceding commission that is equal to the pro-rata
share of acquisition costs based on quota share percentage is recorded as an offset to the direct deferred acquisition costs. Any portion of the ceding commission that exceeds the deferable acquisition costs of the business ceded is recorded as a deferred liability and amortized over the same period in which the related premiums are earned. The amortization of deferred policy acquisition costs is included in insurance related expenses on the consolidated statements of operations and comprehensive loss.
Premium Deficiency
A premium deficiency is recognized if the sum of expected losses and LAE, unamortized acquisition costs, and policy maintenance costs exceeds the remaining unearned premiums. A premium deficiency would first be recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency was greater than unamortized acquisition costs, a liability would be accrued for the excess deficiency. The Company does not consider anticipated investment income when determining if a premium deficiency exists. There was no premium deficiency at December 31, 2020 or 2019.
Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful life of three years for furniture, fixtures, and equipment and two years for computer equipment. Leasehold improvements are also depreciated using the straight-line method and are amortized over the shorter of the remaining term of the lease or the useful life of the improvement. Depreciation expense totaled $0.4 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.
Expenditures for improvements are capitalized, and expenditures for maintenance and repairs are expensed as incurred. Upon sale or retirement, the cost and related accumulated depreciation is removed from the related accounts, and the resulting gain or loss, if any, is reflected in interest and other expense in the consolidated statements of operations and comprehensive loss.
Capitalized Internal Use Software
The Company capitalizes the costs to develop its internal use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of five years. Costs incurred prior to meeting these criteria, in addition to costs incurred for training and maintenance, are expensed as incurred.
Goodwill and Intangible Assets
The Company accounts for business combinations using the acquisition method of accounting, which requires that assets acquired and liabilities assumed be recorded at their fair values as of the acquisition date on the consolidated balance sheets. Any excess of purchase price over the fair value of net assets acquired is recorded as goodwill. The determination of estimated fair value requires the Company to make significant estimates and assumptions. As a result, the Company has up to one year to finalize its estimates of fair value, any changes of which would be offset against previously recorded goodwill. Transaction costs associated with business combinations are expensed as they are incurred.
Included in the purchase price of an acquisition may be an estimation of the fair value of liabilities associated with contingent consideration. The fair value of contingent consideration is based upon the present value of the expected future payments to be made to the sellers of an acquired business in accordance with the provisions contained in the respective purchase agreement(s). Subsequent changes in the fair value of contingent consideration are recorded in the consolidated statements of operations and comprehensive loss.
When the Company determines net assets acquired does not meet the definition of a business combination under the acquisition method of accounting, the transaction is accounted for as an acquisition of assets and, therefore, no goodwill is recorded.
Amortization and Impairment
Intangible assets with finite useful lives are amortized over their estimated useful lives in the consolidated statements of operations and comprehensive loss.
Indefinite-lived intangible assets and goodwill are not amortized but are tested for impairment annually, or more frequently if necessary. The goodwill impairment test is performed at the reporting unit level. The Company may initially perform a qualitative analysis to determine if it is more likely than not that the goodwill balance is impaired. If a qualitative assessment is not performed or if a determination is made that it is not more likely than not that the value of the respective reporting unit exceeds its carrying amount, then the Company will perform a two-step
quantitative analysis. First, the fair value of each reporting unit is compared to its carrying value. If the fair value of the reporting unit is less than its carrying value, the Company performs a hypothetical purchase price allocation based on the reporting unit’s fair value to determine the fair value of the reporting unit’s goodwill. Any resulting difference will be a charge to operations in the consolidated statements of operations and comprehensive loss in the period in which the determination is made. Fair value is determined using a combination of present value techniques and market prices of comparable businesses. Indefinite-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to the asset’s carrying value. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized, and the asset is written down to its estimated fair value. There were no
material impairment losses recognized on indefinite-lived intangible assets or goodwill during the years ended December 31, 2020 and 2019.
The Company evaluates the recoverability of long-lived assets, excluding goodwill and indefinite-lived intangible assets, whenever events or changes in circumstances indicate the carrying value of such asset may not be recoverable. Should there be an indication of impairment, the Company tests for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of the asset to the carrying amount of the asset or asset group. If the asset or asset group is determined to be impaired, any excess of the carrying value of the asset or asset group over its estimated fair value is recognized as an impairment loss. There were no material impairment losses recognized on long-lived assets during the years ended December 31, 2020 and 2019.
Loss and Loss Adjustment Expense Reserve
Recorded loss and loss adjustment expense reserve represents the Company’s best estimate of the amounts yet to be paid for all loss and loss adjustment expenses that will be paid on claims that occurred during the period and prior, whether those claims are currently known or unknown. The Company’s carriers are required to estimate and hold a provision for the carriers’ loss and loss adjustment expense reserve as of a given date.
Loss and loss adjustment reserves at December 31, 2020 are the amount of ultimate loss and loss adjustment expense less the paid amounts as of December 31, 2020.
Ultimate loss and loss adjustment expense for an accident period is the sum of the following items:

1-	Loss and loss adjustment expense paid for an accident period as of a given evaluation date

2-	Case reserves for loss and loss adjustment expense for losses for an accident period that have been reported but not yet paid as of a given evaluation date

3-
IBNR amounts for loss and loss adjustment expense for an accident period are the costs of events or conditions that have not been reported to, or specifically identified by the Company, as of a given date, but have occurred during the period.

Case reserves are established within the claims adjustment process based on all known circumstances of a claim at the time. In addition, IBNR reserves are established by the Company based on reported Loss and Loss Adjustment Expenses and actuarially determined estimates of ultimate Loss and Loss Adjustment Expenses.
The Company’s loss and loss adjustment expense reserve amounts are reviewed quarterly, and adjustments, if any, are reflected in current operations in the consolidated statements of operations and comprehensive loss in the period in which they become known. The establishment of new loss and loss adjustment expense reserves or the adjustment of previously recorded loss and loss adjustment expense reserves could result in significant positive or negative changes to our financial condition for any particular period. While the Company believes that it has made a reasonable estimate of loss and loss adjustment expense reserves, the ultimate loss experience may not be as reliably predicted as may be the case with other insurance expenses, and it is possible that actual Loss and Loss Adjustment Expenses will be higher or lower than the loss and loss adjustment reserve amount recorded by the Company.
Provision for Commission
Provision for commission includes return commission payable to insurers based on the actual performance of insurance policies issued by the Company against a contractual range of performance targets. The Company’s reserve estimation is based on current and historical performance of the portfolio of insurance policies placed with the insurance carriers.
Provision for commission also includes cancellation reserve which represent the Company’s estimate of return commission payable to insureds based on policy cancellations after the effective date. The Company’s estimation for the reserve uses historical policy cancellation.
The commission slide and cancellation liabilities are based on assumptions and estimates, and while management believes the amount recorded is the Company’s best estimate, the ultimate liability may differ from the amount recorded. The methods for making such estimates and for establishing the resulting liability are continually reviewed, and any adjustments are reflected in the period in which they become known.
Leases
The Company categorizes leases at their inception as either operating or capital leases. As of and for the years ended December 31, 2020 and 2019, the Company’s leases are categorized as operating. In certain lease agreements, the Company may receive rent holidays and other incentives. For operating leases, the Company recognizes lease costs on a straight-line basis once control of the space is achieved, without regard to deferred payment terms such as rent holidays that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.
Revenue Recognition
Net Earned Premium
Net earned premium represents the earned portion of the Company’s gross written premium for insurance policies written or assumed by the Company and less ceded written premium (any portion of the Company’s gross written premium that is ceded to third-party reinsurers under the Company’s reinsurance agreements). The Company earns written premiums on a pro-rata
basis over the term of the policies.
Commission Income, net includes
:

1.
Managing General Agent (“MGA”) Commission: The Company operates as a MGA for multiple insurers. The Company designs and underwrites insurance products on behalf of the insurers culminating in the sale of insurance policies. The Company earns recurring commission and policy fees associated with the policies, they sell. While the Company has underwriting authority and responsibility for administering claims, the Company does not take the risk associated with policies on the consolidated balance sheets. Rather, the Company works with carrier platforms and a diversified panel of highly rated reinsurance companies who pay the Company commission in exchange for the opportunity to take that risk on their balance sheets. The Company’s performance obligation associated with these contracts is the placement of the policy, which is met on the effective data. Upon issuance of a new policy, the Company charge policy fees and inspection fees, retain the share of ceding commission, and remit the balance premium to the respective insurers. Subsequent ceding commission adjustments arising from policy changes such as endorsements, are recognized when the adjustments can be reasonably estimated.

2.
Agency Commission: The Company also operate licensed insurance agencies that are engaged solely in the sale of policies, including non-Hippo
policies. For these policies, the Company earns a recurring agency commission from the carriers whose policies the Company sells, which is recorded in the commission income, net line in the consolidated statements of operations and comprehensive loss. Similar to the MGA business, the performance obligation from the agency contracts is the placement of the insurance policies. For both MGA and insurance agency activities, the Company recognizes commission received from insurers for the sale of insurance contracts as revenue at a point in time on the policy effective dates.

3.
Ceding Commission: The Company receives revenue based on the premium they cede to third-party reinsurers for the compensation reimbursement for the Company’s acquisition and underwriting services. Excess of ceding commission over the cost of acquisition and underwriting expenses is included in commission income, net line on the consolidated statements of operations and comprehensive loss. For the policies that the Company write on their own carrier as MGA, the Company recognizes the commission as ceding commission on the consolidated statements of operations and comprehensive loss. The Company earns commission on reinsurance premium ceded in a matter consistent with the recognition of the earned premium on the underlying insurance policies, on a pro-rata
basis over the terms of the policies reinsured. The Company records the portion of ceding commission income which represents reimbursement of successful direct acquisition costs related to the underlying policies as an offset to the applicable direct acquisition costs.

4.
Carrier Fronting Fees: Through the Company’s
insurance-as-a-service
business the Company earns recurring fees from the MGA programs they support. The Company earns fronting fees in a manner consistent with the recognition of the earned premium on the underlying insurance policies, on a pro-rata
basis over the terms of the policies. This revenue is included in the commission income, net line on the consolidated statements of operations and comprehensive loss.

5.
Claim Processing Fees: As a MGA the Company receives a fee, that is calculated as a percent of the premium, from the insurers in exchange for providing claims adjudication services. The Claims adjudication services are provided over the term of the policy and recognized ratably over the same period.

Service and Fee Income
Service and fee income mainly represent policy fees and small portion of other revenue. The Company directly bill policyholders for policy fees and collect and retain fees per the terms of the contracts between the Company and our insurers. Similar to the commission revenue, the Company estimates a cancellation reserve for policy fees using historical information. The performance obligation associated with these fees is satisfied at a point in time upon completion of the underwriting process, which is the policy effective date. Accordingly, the Company recognizes all fees as revenue on the policy effective date.
Disaggregated Revenue
The following table disaggregates the Company’s revenues by major source (in millions):

	Year Ended December 31,
	2020	2019
Net earned premium	$17.1	$—
MGA commissions, net	12.4	20.1
Agency commissions, net	10.0	6.6
Policy fees	4.3	2.8
Claims processing fees	4.7	2.2
Other revenue	2.0	0.8
Net investment income	1.1	2.2

Total revenue, net	$51.6	$34.7

All revenues for the years ended December 31, 2020 and 2019 are from business conducted in the United States.
Insurance Related Expenses
Insurance related expenses primarily consist of amortization of commissions costs and deferred acquisition costs, and credit card processing fees not charged to the Company’s customers. Insurance related expenses also include employee compensation, including stock-based compensation and benefits, of our underwriting teams as well as allocated occupancy costs and related overhead based on headcount, and amortization of capitalized internal use software costs. Insurance related expenses are offset by the portion of ceding commission income which represents reimbursement of successful acquisition costs related to the underlying policies. Additionally, insurance related expenses are comprised of the costs of providing bound policies and delivering claims services to the Company’s customers. These costs include technology service costs including software, data services, and third-party call center costs in addition to personnel-related costs.
Technology and Development
Technology and development expenses primarily consist of employee compensation, including stock-based compensation and benefits for the Company’s technology staff, which includes information technology development, infrastructure support, actuarial, and third-party services. Technology and development also includes allocated facility costs and related overhead based on headcount.
Sales and Marketing
Sales and marketing expenses primarily consist of sales commissions expense for policies placed on third-party carriers by us as a managing general agent, advertising costs, and marketing expenditures as well as employee compensation, including stock-based compensation and benefits for employees engaged in sales, marketing, data analytics, and consumer acquisition functions. The Company expenses advertising costs as incurred. Advertising expenses were $11.8 million and $22.8 million for the years ended December 31, 2020 and 2019, respectively.
General and Administrative
General and administrative expenses primarily consist of employee compensation, including stock-based compensation and benefits for the Company’s finance, human resources, legal, and general management functions as well as facilities and professional services.
Interest and Other Expense
Interest and other expense primarily consist of interest expense incurred for the convertible promissory notes, and fair value adjustments on preferred stock warrant liabilities and embedded derivative liability on convertible promissory notes.
Share-Based Compensation Expense
The Company recognizes share-based compensation expense based on the estimated fair value of equity-based payment awards on the date of grant using the Black-Scholes-Merton option-pricing model. The Company recognizes share-based compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards in the Company’s consolidated statements of operations and comprehensive loss. The Company has elected to record forfeitures as they occur.
Certain employees early exercised stock options in exchange for promissory notes. The Company has accounted for the promissory notes as nonrecourse in their entirety since the promissory notes are not aligned with a corresponding percentage of the underlying shares. The fair value of the stock option is recognized over the requisite service period through a charge to share-based compensation expenses. The maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award.
Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, no amount of benefit attributable to the position is recognized. The tax benefit to be recognized of any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency.
Net Loss Per Share Attributable to Common Stockholders of Hippo Enterprises Inc.
Basic and diluted net loss per share attributable to common stockholders of Hippo Enterprises Inc. is presented in conformity with the two-class method
required for common stock and participating securities. Under the two-class method,
net loss is attributed to common stockholders and participating securities based on their participation rights. The Company considers all series of its convertible preferred stock and unvested common stock, which includes early exercised stock options and restricted stock awards (“RSAs”), to be participating securities as holders of such securities have non-forfeitable
dividend rights in the event of the Company’s declaration of a dividend for shares of common stock.
Under the
two-class method,
the net loss attributable to common stockholders of Hippo Enterprises Inc. is not allocated to the convertible preferred stock and unvested common stock as these securities do not have a contractual obligation to share in the Company’s losses.
Distributed and undistributed earnings allocated to participating securities are subtracted from net loss in determining net loss attributable to common stockholders. Under the two-class method,
basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average shares used in computing net loss per share attributable to common stockholders.
For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Related Party
In February 2020, Comcast Neptune, LLC assumed the Master Services Agreement between Loop Labs, Inc. d/b/a Notion and the Company. Comcast Neptune, LLC and its affiliated funds is a beneficial owner of more than 5% of our outstanding capital stock. The Company incurred a total of $3.2 million of expenses during the year ended December 31, 2020 related to this services agreement.
In December 2020, we acquired First Connect Insurance Services, a wholesale P&C insurance provider for independent agents interested in gaining access to the advanced quoting platforms that are provided by InsurTech companies. One of our executive officers, Richard McCathron, was the President and Chief Executive Officer of First Connect Insurance services from 2012 to 2017 and owned greater than 10% of First Connect Insurance Services prior to the time of the transaction. The Company paid Mr. McCathron $6.4 million for his equity interests in First Connect Insurance Services prior to the transaction. The Company also entered into an agency aggregator agreement with First Connect. The Company incurred a total of $9.9 million and $7.2 million of expenses during the year ended December 31, 2020 and 2019 respectively, related to this agreement.
In October 2020, Hippo entered into a Master Services Agreement with Forecast Labs, LLC, which operates a startup studio for Comcast Ventures, LP, which provides accelerator and incubator services to select portfolio companies of Comcast Ventures. Comcast Ventures and its affiliated funds are beneficial owners of more than 5% of outstanding Hippo capital stock. Hippo incurred a total of $2.2 million of expenses during the years ended December 31, 2020 and 2019 related to this agreement.
On April 15, 2019, the Company closed on an acquisition agreement with CalAtlantic Title Group, LLC to purchase 100% of the equity interests in North American Advantage Insurance Services, LLC (“NAAIS”), which provides insurance services to homebuilder customers. The seller’s ultimate parent is an investor in the Company that participated in the Company’s Series C and Series D financing. See Note 18 for additional information of the acquisition.
In February 2019, we entered into an Accelerate Agreement with Comcast Ventures, LLC. Comcast Ventures, LLC and its affiliated funds are beneficial owners of more than 5% of our outstanding capital stock. The Company incurred over $120,000 of expenses during the years ended December 31, 2020 and 2019 related to this services agreement.
In February 2018, we entered into a
Co-Marketing
Program Agreement with Comcast Warranty and Home Insurance Agency, LLC. Comcast Warranty and Home Insurance, LLC and its affiliated funds are beneficial owners of more than 5% of our outstanding capital stock. The Company incurred a total of $500,000 of expenses during the years ended December 31, 2020, 2019 and 2018 related to this program agreement.

Recent Accounting Pronouncements
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. This opt out election is applied individually to each standard. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. In certain cases, as indicated below, management has exercised the opt out election when it determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.
This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Accounting Pronouncements Recently Adopted
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2014-09,
Revenue from Contracts with Customers
(“Topic 606”), requiring an entity to recognize revenue relating to contracts with customers that depicts the transfer of promised goods or services to customers in an amount reflecting the consideration to which the entity expects to be entitled in exchange for such goods or services. In order to meet this requirement, the entity must apply the following steps: (i) identify the contracts with the customers; (ii) identify performance obligations in the contracts; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations per the contracts; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Additionally, disclosures required for revenue recognition include qualitative and quantitative information about contracts with customers, significant judgments and changes in judgments, and assets recognized from costs to obtain or fulfill a contract. The Company adopted Topic 606 as of January 1, 2019, using the full retrospective method to restate each prior reporting period presented.
In January 2016, the FASB issued ASU
No. 2016-01
Financial Instruments, Overall, Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016-01”).
ASU
2016-01
affected the recognition, measurement, presentation, and disclosure of financial instruments. The guidance requires equity investments to be measured at fair value with changes in fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee) and an assessment of a valuation allowance on deferred tax assets related to unrealized losses of available-for-sale
debt securities in combination with other deferred tax assets. The Company adopted the standard and all related amendments prospectively, effective January 1, 2019. The adoption of ASU
2016-01
did not have a material impact on the financial condition and results of operations of the Company.
In January 2017, the FASB issued ASU
No. 2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business
(“ASU
2017-01”).
ASU
2017-01
changes the criteria for determining whether a group of assets acquired is a business. Specifically, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the assets acquired would not be considered a business. The Company adopted ASU
2017-01
as of January 1, 2019 on a prospective basis and, accordingly, this guidance will only affect the Company’s analysis of the accounting for any future acquisitions occurring after the date of adoption.

Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No.
2016-02,
 Leases (Topic 842)
(“ASU
2016-02”)
.
 ASU
2016-02
requires a lessee to recognize in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-to-use asset
representing its right to use the underlying asset for the lease term. This ASU is effective for public and private companies’ fiscal years beginning after December 15, 2018, and December 15, 2021, respectively, with early adoption permitted. The Company expects to adopt ASU
2016-02 under
the private company transition guidance beginning January 1, 2022 and is currently evaluating the impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU No.
2016-13,
 Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company expects to adopt ASU
2016-13 under
the private company transition guidance beginning January 1, 2023 and is currently evaluating the impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU No.
2018-15,
 Intangibles — Goodwill and Other — Internal Use
 Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
 (“ASU
2018-15”).
The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC
350-40.
Under ASU
2018-15,
the capitalized implementation costs related to a cloud computing arrangement will be amortized over the term of the arrangement and all capitalized implementation amounts will be required to be presented in the same line items of the consolidated financial statements as the related hosting fees. ASU
2018-15 is
effective for public and private companies’ fiscal years beginning after December 15, 2019, and December 15, 2020, respectively, and interim periods within those fiscal years, with early adoption permitted. The Company expects to adopt ASU
2018-15 under
the private company transition guidance beginning January 1, 2021 and is currently evaluating the impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU No.
2019-12,
 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
 (“ASU
2019-12”).
ASU
2019-12 removes
certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU
2019-12 will
be effective for public entities for interim and annual periods beginning after December 15, 2020, with early adoption permitted. ASU
2019-12 will
be effective for private entities for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2020, with early adoption permitted. The Company expects to adopt ASU
2019-12 under
the private company transition guidance beginning January 1, 2022 and is currently assessing the impact the guidance will have on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”),
which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for public and private companies’ fiscal years beginning after December 15, 2021, and December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact on the consolidated financial statements.

Reinvent Technology Partners Z [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business and Summary of Significant Accounting Policies
Note 1 — Description of Organization, Business Operations and Basis of Presentation
Reinvent Technology Partners Z, formerly known as Reinvent Technology Partners B (the “Company”), is a blank check company incorporated as a Cayman Islands exempted company on October 2, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“Business Combination”).
All activity for the period from October 2, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and, subsequent to the Initial Public Offering, the search for a target company for a Business Combination. The Company has selected December 31 as its fiscal year end. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the net proceeds derived from the Initial Public Offering and Private Placement (defined below).
The Company’s sponsor is Reinvent Sponsor Z LLC, a Cayman Islands limited liability company (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on November 18, 2020. On November 23, 2020, the Company consummated its Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units, the “Public Shares”), including 3,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.1 million, inclusive of approximately $8.1 million in deferred underwriting commissions (Note 7).
Substantially concurrently with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 4,400,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of $6.6 million (Note 5).
Upon the closing of the Initial Public Offering and the Private Placement, $230.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, as amended, or the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting discount held in Trust) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 7). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 6) prior to the Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares and any Public Shares purchased by them during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers and directors agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or 27 months from the closing of the Initial Public Offering if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 24 months from the closing of the Initial Public Offering (as such period may be extended, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements, subject to an annual limit of $165,000, and/or to pay its taxes (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.